September 8, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Transamerica Life Insurance Company of New York and Transamerica Life Insurance of New York Separate Account VA-2LNY (File No. 33-55152)

Dear Commissioner:

On behalf of Transamerica Life Insurance Company of New York and Transamerica Life Insurance of New York Separate Account VA-2LNY ("separate account"), incorporated by reference are the semi-annual reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("Act"). The funds are as follows: the Dreyfus Stock Index Fund, the Dreyfus Socially Responsible Growth Fund, Money Market, Special Value, Zero Coupon 2000, Quality Bond, Small Cap, Capital Appreciation, Growth and Income, International Equity, International Value, Disciplined Stock, Small Company Stock, Limited Term High Income, Balanced, MidCap Stock, Core Value and Transamerica VIF Growth.

These semi-annual reports are for the period ending June 30, 1999, and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

If you have any questions regarding this filing, please contact the undersigned at (213) 742-3126.

Very truly yours,


Susan Vivino
Paralegal

cc: R. Fink, Esq.




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--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
       Entity                      Fund                 File No.     Date Filed         Accession No.          CIK No.
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------

The Dreyfus Corp.     Socially Responsible Growth      811-07044       9-3-99     0000890064-99-000010          890064
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
                      Stock Index                      811-05715      8-27-99     0000846800-99-000008          846800
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
                      Capital Appreciation             811-05125      8-30-99     0000813383-99-000026          813383
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
                      Small Cap                        811-05125      8-30-99     0000813383-99-000031          813383
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
                      Small Company Stock              811-05125      8-30-99     0000813383-99-000033          813383
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
                      Quality Bond                     811-05125      8-30-99     0000813383-99-000030          813383
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
                      Zero Coupon                      811-05125      8-30-99     0000813383-99-000029          813383
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
                      Special Value                    811-05125      8-30-99     0000813383-99-000028          813383
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
                      International Equity             811-05125      8-30-99     0000813383-99-000025          813383
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
                      Growth and Income                811-05125      8-30-99     0000813383-99-000024          813383
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
                      International Value              811-05125      8-30-99     0000813383-99-000034          813383
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
                      Disciplined Stock                811-05125      8-30-99     0000813383-99-000032          813383
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
                      Money Market                     811-05125      8-30-99     0000813383-99-000027          813383
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
                      Limited Term High Income         811-05125      8-30-99     0000813383-99-000036          813383
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
                      Balanced                         811-05125      8-30-99     0000813383-99-000035          813383
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
                      MidCap Stock                     811-08673       9-7-99     0001056707-99-000012         1056707
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
                      Core Value                       811-08673       9-7-99     0001056707-99-000012         1056707
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
Transamerica VIF      Growth                           811-09126       9-7-99     0001002786-99-000017         1002786
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------







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